FAIR VALUE MEASUREMENTS, Assets and Liabilities Measured at Fair Value on Recurring Basis (FY) (Details) - Recurring [Member] - USD ($)		Mar. 31, 2021	Dec. 31, 2020
Assets [Abstract]
Cash and marketable securities held in Trust Account	[1]	$ 230,090,636	$ 230,053,249
Public Warrants [Member]
Liabilities [Abstract]
Warrant Liability			14,950,000
Private Placement Warrants [Member]
Liabilities [Abstract]
Warrant Liability			8,580,000
Quoted Prices in Active Markets (Level 1) [Member]
Assets [Abstract]
Cash and marketable securities held in Trust Account	[1]	0	230,053,249
Quoted Prices in Active Markets (Level 1) [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant Liability			14,950,000
Quoted Prices in Active Markets (Level 1) [Member] | Private Placement Warrants [Member]
Liabilities [Abstract]
Warrant Liability			0
Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Cash and marketable securities held in Trust Account	[1]	0	0
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant Liability			0
Significant Other Observable Inputs (Level 2) [Member] | Private Placement Warrants [Member]
Liabilities [Abstract]
Warrant Liability			8,580,000
Significant Other Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Cash and marketable securities held in Trust Account	[1]	$ 0	0
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant Liability			0
Significant Other Unobservable Inputs (Level 3) [Member] | Private Placement Warrants [Member]
Liabilities [Abstract]
Warrant Liability			$ 0

[1]	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the accompany financial statements.